July 2, 2013

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Investment Funds
- Dreyfus/Newton International Equity Fund
- Dreyfus/Standish Global Fixed Income Fund

- Dreyfus/Standish Intermediate Tax Exempt Bond Fund

             - Dreyfus/The Boston Company Small/Mid Cap Growth Fund

            - Dreyfus/The Boston Company Small Cap Growth Fund

            1933 Act File No.:  33-08214
            1940 Act File No.:  811-04813
            CIK No.:  0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 162 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 28, 2013.

Please address any comments or questions to my attention at 212-922-6832.

Sincerely,

/s/ Jennifer Huancayo
Jennifer Huancayo
Paralegal